Disposal of a Subsidiary	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disposal of a Subsidiary
46	DISPOSAL OF A SUBSIDIARY

On December 29, 2017, the Company entered into a share transfer agreement with China Eastern Airlines Development Co., Ltd., a wholly-owned subsidiary of CEA Holding, to transfer the 100% equity interest in Shanghai Airlines Hotel Investment Management Co., Ltd. (“Shanghai Airlines Hotel”), a wholly-owned subsidiary of the Company (“the Transfer”). As at February 8, 2018, the Transfer has been completed.

2018 RMB million
Net assets disposed of:
Inventory	1
Trade receivables	2
Cash and cash equivalents	11
Trade payables	(2)
Other payables and accruals	(12)

Net assets	—
Gain on disposal of a subsidiary	—

Satisfied by:
Cash	—

An analysis of the net inflow of cash and cash equivalents in respect of the disposal of a subsidiary is as follows:

2018 RMB million
Cash consideration	—
Cash and bank balances disposed of	11

Net inflow of cash and cash equivalents in respect of the disposal of a subsidiary	(11)